Structured entities	12 Months Ended
Dec. 31, 2022
Disclosure of information about consolidated structured entities [abstract]
Structured entities	Structured entities
A structured entity is an entity in which voting or similar rights are not the dominant factor in deciding who controls the entity. An example is when voting rights relate to administrate tasks only and the relevant activities are directed by means of contractual arrangements. Structured entities are generally created to achieve a narrow and well-defined objective with restrictions around their ongoing activities.
Depending on the Barclays Bank Group’s power over the activities of the entity and its exposure to and ability to influence its own returns, it may consolidate the entity. In other cases, it may sponsor or have exposure to such an entity but not consolidate it.
Consolidated structured entities
The Barclays Bank Group has contractual arrangements which may require it to provide financial support to the following types of consolidated structured entities:
▪Securitisation: The Barclays Bank Group uses securitisation as a source of financing and a means of risk transfer. Where entities are controlled by the Barclays Bank Group, they are consolidated. Refer to Note 35 for further detail.
▪Commercial paper (CP) conduits: These entities issue CP and use the proceeds to lend to clients as part of the Barclays Bank Group's multi-seller conduit programme. The Barclays Bank Group has provided £20.8bn (2021: £17.2bn) in contractual liquidity facilities to the CP conduits that the Barclays Bank Group consolidates. These amounts represent the maximum the conduits can lend externally. The amounts of CP conduit lending (drawn and undrawn) to unconsolidated structured entities can be seen in Other interests in unconsolidated structured entities under multi-seller conduit programme in the Summary of interests in unconsolidated structured entities table.
▪Tender Option Bond (TOB) trusts: During 2022, the Barclays Bank Group provided undrawn liquidity facilities of £3.8bn (2021: £3.3bn) to consolidated TOB trusts. These trusts invest in fixed income instruments issued by state, local or other municipalities in the United States, funded by long-term senior floating-rate notes and junior residual securities.
Unconsolidated structured entities
The term ‘unconsolidated structured entities’ refers to structured entities not controlled by the Barclays Bank Group, and are established either by Barclays Bank Group or a third party. An interest in a structured entity is any form of contractual or non-contractual involvement which creates variability in returns arising from the performance of the entity for the Barclays Bank Group. Such interests include holdings of debt or equity securities, derivatives that transfer financial risks from the entity to the Barclays Bank Group, lending, loan commitments, financial guarantees and investment management agreements.
Barclays Bank Group enters into transactions with unconsolidated structured entities in the normal course of business to facilitate customer transactions, to provide risk management services and for specific investment opportunities. This is predominantly within the Corporate and Investment Bank. Structured entities may take the form of funds, trusts, securitisation vehicles, and private investment companies. The largest transactions include loans and derivatives with hedge fund structures and special purpose entities, multi-seller conduit lending, holding notes issued by securitisation vehicles and facilitating customer requirements through funds.
The nature and extent of the Barclays Bank Group’s interests in structured entities is summarised below:

Summary of interests in unconsolidated structured entities
	Secured financing	Short-term traded interests	Traded derivatives	Other interests	Total
	£m	£m	£m	£m	£m
As at 31 December 2022
Assets
Trading portfolio assets	—	8,632	—	—	8,632
Financial assets at fair value through the income statement	75,166	—	—	2,406	77,572
Derivative financial instruments	—	—	4,555	—	4,555
Financial assets at fair value through other comprehensive income	—	—	—	423	423
Loans and advances at amortised cost	—	—	—	36,842	36,842
Reverse repurchase agreements and other similar secured lending	117	—	—	—	117
Other assets	—	—	—	65	65
Total assets	75,283	8,632	4,555	39,736	128,206
Liabilities
Derivative financial instruments	—	—	8,460	—	8,460

As at 31 December 2021
Assets
Trading portfolio assets	—	7,170	—	—	7,170
Financial assets at fair value through the income statement	61,816	—	—	3,417	65,233
Derivative financial instruments	—	—	5,160	—	5,160
Financial assets at fair value through other comprehensive income	—	—	—	91	91
Loans and advances at amortised cost	—	—	—	22,741	22,741
Reverse repurchase agreements and other similar secured lending	104	—	—	—	104
Other assets	—	—	—	12	12
Total assets	61,920	7,170	5,160	26,261	100,511
Liabilities
Derivative financial instruments	—	—	9,543	—	9,543
Secured financing arrangements, short-term traded interests and traded derivatives are typically managed under market risk management policies described in the Market risk management section which includes an indication of the change of risk measures compared to last year. For this reason, the total assets of these entities are not considered meaningful for the purposes of understanding the related risks and so have not been presented. Other interests include conduits and lending where the interest is driven by normal customer demand. As at 31 December 2022, there were 6,095 (2021: 5,696) structured entities that the Barclays Bank Group entered into transactions with.
Secured financing
The Barclays Bank Group routinely enters into reverse repurchase contracts, margin lending, stock borrowing and similar arrangements on normal commercial terms where the counterparty to the arrangement is a structured entity. Due to the nature of these arrangements, especially the transfer of collateral and ongoing margining, the Barclays Bank Group is able to manage its variable exposure to the performance of the structured entity counterparty. The counterparties included in secured financing mainly include hedge fund limited structures, investment companies and special purpose entities.
Short-term traded interests
As part of its market making activities, the Barclays Bank Group buys and sells interests in structured vehicles, which are predominantly debt securities issued by asset securitisation vehicles. Such interests are typically held individually or as part of a larger portfolio for no more than 90 days. In such cases, the Barclays Bank Group typically has no other involvement with the structured entity other than the securities it holds as part of trading activities and its maximum exposure to loss is restricted to the carrying value of the asset.
Traded derivatives
The Barclays Bank Group enters into a variety of derivative contracts with structured entities which reference market risk variables such as interest rates, equities, foreign exchange rates and credit indices among other things. The main derivative types which are considered interests in structured entities include equity options, index-based and entity specific credit default swaps, and total return swaps. Interest rate swaps and foreign exchange derivatives that are not complex and which expose the Barclays Bank Group to insignificant credit risk by being senior in the payment waterfall of a securitisation and derivatives that are determined to introduce risk or variability to a structured entity are not considered to be an interest in an entity and have been excluded from the disclosures.
A description of the types of derivatives and the risk management practices are detailed in Note 13. The risk of loss may be mitigated through ongoing margining requirements as well as a right to cash flows from the structured entity which are senior in the payment waterfall. Such margining requirements are consistent with market practice for many derivative arrangements and in line with the Barclays Bank Group’s normal credit policies.
Derivative transactions require the counterparty to provide cash or other collateral under margining agreements to mitigate counterparty credit risk. The Barclays Bank Group is mainly exposed to settlement risk on these derivatives which is mitigated through daily margining. Total notional contract amounts were £244,780m (2021: £217,055m).
Except for credit default swaps where the maximum exposure to loss is the swap notional amount, it is not possible to estimate the maximum exposure to loss in respect of derivative positions as the fair value of derivatives is subject to changes in market rates of interest, exchange rates and credit indices which by their nature are uncertain. In addition, the Barclays Bank Group’s losses would be subject to mitigating action under its traded market risk and credit risk policies that require the counterparty to provide collateral in cash or other assets in most cases.
Other interests in unconsolidated structured entities
The Barclays Bank Group’s interests in structured entities not held for the purposes of short-term trading activities are set out below, summarised by the nature of the interest and limited to significant categories, based on maximum exposure to loss.

Nature of interest

	Multi-seller conduit programme	Lending	Other	Total	Of which: Barclays Bank Group owned, not consolidated entities[a]
	£m	£m	£m	£m	£m
As at 31 December 2022
Financial assets at fair value through the income statement	—	9	2,397	2,406	2,284
Financial assets at fair value through other comprehensive income	—	220	203	423	—
Loans and advances at amortised cost	8,681	21,847	6,314	36,842	—
Other assets	32	33	—	65	—
Total on-balance sheet exposures	8,713	22,109	8,914	39,736	2,284
Total off-balance sheet notional amounts	10,552	10,902	—	21,454	—
Maximum exposure to loss	19,265	33,011	8,914	61,190	2,284
Total assets of the entity	66,504	154,501	63,798	284,803	8,690

As at 31 December 2021
Financial assets at fair value through the income statement	—	2	3,415	3,417	3,335
Financial assets at fair value through other comprehensive income	—	53	38	91	—
Loans and advances at amortised cost	5,184	14,294	3,263	22,741	—
Other assets	8	4	—	12	—
Total on-balance sheet exposures	5,192	14,353	6,716	26,261	3,335
Total off-balance sheet notional amounts	11,015	9,394	—	20,409	—
Maximum exposure to loss	16,207	23,747	6,716	46,670	3,335
Total assets of the entity	65,441	160,611	28,582	254,634	11,513
Note
a.Comprises of Barclays Bank Group owned, not consolidated structured entities per IFRS 10 Consolidated Financial Statements, and Barclays Bank Group sponsored entities. Refer to Note 32 Principal subsidiaries for more details on consolidation.
Maximum exposure to loss
Unless specified otherwise below, the Barclays Bank Group’s maximum exposure to loss is the total of its on-balance sheet positions and its off-balance sheet arrangements, being loan commitments and financial guarantees. Exposure to loss is mitigated through collateral, financial guarantees, the availability of netting and credit protection held.
Multi-seller conduit programme
The Barclays Bank Group's multi-seller conduit programme engages in providing financing to various clients and holds whole or partial interests in pools of receivables or similar obligations. These instruments are protected from loss through over-collateralisation, seller guarantees, or other credit enhancements provided to the conduit entity. The Barclays Bank Group’s off-balance sheet exposure included in the table above represents liquidity facilities that are provided to the conduit for the benefit of the holders of the commercial paper issued by the conduit and will only be drawn where the conduit is unable to access the commercial paper market. If these liquidity facilities are drawn, the Barclays Bank Group is protected from loss through over-collateralisation, seller guarantees, or other credit enhancements provided to the conduit.
Lending
The portfolio includes lending provided by the Barclays Bank Group to unconsolidated structured entities in the normal course of its lending business to earn income in the form of interest and lending fees and includes loans to structured entities that are generally collateralised by property, equipment or other assets. All loans are subject to the Barclays Bank Group’s credit sanctioning process. Collateral arrangements are specific to the circumstances of each loan with additional guarantees and collateral sought from the sponsor of the structured entity for certain arrangements. During the year the Barclays Bank Group recorded impairment of £28m (2021: £25m) against such facilities.
Other
This includes fair value loans with structured entities where the market risk is materially hedged with corresponding derivative contracts, interests in debt securities issued by securitisation vehicles and drawn and undrawn loan facilities to these entities. In addition, other includes investment funds with interests restricted to management fees based on the performance of the fund and trusts held on behalf of beneficiaries with interests restricted to unpaid fees.
Assets transferred to sponsored unconsolidated structured entities
The Barclays Bank Group is considered to sponsor another entity if, it had a key role in establishing that entity, it transferred assets to the entity, the Barclays name appears in the name of the entity or it provides guarantees on the entity’s performance. As at 31 December 2022, assets transferred to sponsored unconsolidated structured entities were £1,665m (2021: £1,662m).